TAXATION - Current and deferred components of the income tax expense (benefit) (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current tax expense (benefit)
PRC	¥ 700	$ 100	¥ (2,183,000)	¥ 404,000
Current Income Tax Expense (Benefit), Total	14,072,000	2,012,000	(2,269,000)	(7,014,000)
Deferred tax benefit
PRC	(6,335,000)	(906,000)	(15,851,000)	(16,135,000)
Non PRC	(1,673,000)	(239,000)	615,000	(1,424,000)
Deferred Income Tax Expense (Benefit), Total	(8,008,000)	(1,145,000)	(15,236,000)	(17,559,000)
Income tax expense	6,064,000	867,000	(17,505,000)	(24,573,000)
PRC
Current tax expense (benefit)
Current Income Tax Expense (Benefit), Total	13,875,000	1,984,000	(1,127,000)	(8,179,000)
Non PRC
Current tax expense (benefit)
Current Income Tax Expense (Benefit), Total	¥ 197,000	$ 28,000	¥ (1,142,000)	¥ 1,165,000